Fees Summary	Feb. 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 97,996,896
Previously Paid Amount	0
Total Fee Amount	15,003
Total Offset Amount	0
Net Fee	$ 15,003